Inventories Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
LIFO inventory amount	$ 776.1	$ 794.3
Inventory valuation reserves	(104.1)	(88.5)
Effect of LIFO liquidation on income	(1.8)	0.8	$ (4.6)
Inventories, net	1,155.3	1,211.1
Inventory valuation charges due to market-based valuation			$ 17.7
Adjustment from current cost to LIFO cost basis	33.6	2.9
ASU 2014-09 | Transferred over Time
Inventory [Line Items]
Inventories, net		5.4
Net Realizable Value Reserve
Inventory [Line Items]
Inventory valuation reserves	(33.6)	$ (8.0)
Forged Products
Inventory [Line Items]
Adjustment from current cost to LIFO cost basis	$ 5.2